Operating Profit (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Operating Profit
Operating profit is stated after charging the following items:

	2019 RMB million	2018 RMB million	2017 RMB million
Amortization of intangible assets (Note 20)	143	160	142
Depreciation of property, plant and equipment (Note 17)
– owned	9,078	7,926	7,065
– leased (finance leases)	—	6,690	6,302
Depreciation of right-of-use assets (Note 19(b)) (2018 and 2017: amortization of prepayments for land use rights)	12,298	43	45
Depreciation of investment properties (Note 18)	25	26	12
Amortization of long-term deferred assets included in other non-current assets	536	468	402
Consumption of flight equipment spare parts	1,013	1,088	1,131
Auditors’ remuneration	18	17	19
Foreign exchange differences, net (Note 13 and 12)	990	2,040	(2,001)